NET INCOME (LOSS) PER SHARE (Computation of Basic and Diluted Net Loss Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
NETINCOME(LOSS)PER SHARE [Abstract]
Net income (loss) attributable to Syneron's shareholders	$ (6,340)	$ (5,200)	$ 1,647
Total weighted average number of shares outstanding used in computing:
Basic net income (loss) per share	36,416	36,703	35,922
Diluted net income (loss) per share	36,416	36,703	36,204
Basic and diluted net income (loss) per share	$ (0.17)	$ (0.14)	$ 0.04